Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful life of the respective asset as follows:
Equipment	5 years
Furniture and fixtures	3 to 5 years
Website and other	3 years
Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful life of the respective asset as follows:
Equipment	5 years
Furniture and fixtures	3 to 5 years
Website and other	3 years